UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7116

Nuveen Michigan Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)
	May 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.6% (2.4% of Total Investments)
$ 4,420	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	$ 3,893,887
	Series 2008A, 6.875%, 6/01/42
	Education and Civic Organizations – 3.3% (2.2% of Total Investments)
2,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AA	2,015,920
	9/01/20 – AMBAC Insured (Alternative Minimum Tax)
1,500	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	1,534,440
3,500	Total Education and Civic Organizations			3,550,360
	Health Care – 13.6% (9.1% of Total Investments)
630	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Alligiance	6/20 at 100.00	AA+	603,918
	Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured
2,725	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	2,683,635
	Refunding Series 2009, 5.750%, 11/15/39
3,050	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group,	4/13 at 100.00	A	3,053,935
	Series 2002A, 5.750%, 4/01/32
1,350	Michigan State Hospital FInance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group,	6/19 at 100.00	AA+	1,389,542
	Series 2009A, 5.875%, 6/01/39 – AGC Insured
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	AA	1,003,070
	Credit Group, Series 2002C, 5.375%, 12/01/30
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
2,435	5.000%, 5/15/26	5/15 at 100.00	Baa3	2,190,063
200	5.000%, 5/15/34	5/15 at 100.00	Baa3	164,882
3,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds,	8/19 at 100.00	A1	3,480,820
	William Beaumont Hospital Obligated Group, Series 2009W, 6.000%, 8/01/39
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	287,715
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
15,140	Total Health Care			14,857,580
	Housing/Multifamily – 5.9% (3.9% of Total Investments)
845	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	4/12 at 102.00	Aaa	849,428
	Housing Revenue Bonds, Burkshire Pointe Apartments, Series 2002A, 5.400%, 10/20/32
	(Alternative Minimum Tax)
1,260	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green	10/11 at 100.00	AA+	1,261,575
	Project, Series 1993, 5.625%, 10/15/18 – AGM Insured
1,700	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa	10/11 at 100.00	Aaa	1,703,332
	Project, Series 1993, 6.000%, 4/15/18 – AGM Insured
800	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AA+	794,728
	4/01/31 – AGM Insured (Alternative Minimum Tax)
25	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A,	10/18 at 100.00	AA	25,630
	5.700%, 10/01/39
	Mt. Clemens Housing Corporation, Michigan, FHA-Insured Section 8 Assisted Multifamily Housing
	Revenue Refunding Bonds, Clinton Place Project, Series 1992A:
250	6.600%, 6/01/13	12/11 at 100.00	AA+	250,940
1,500	6.600%, 6/01/22	12/11 at 100.00	AA+	1,502,430
6,380	Total Housing/Multifamily			6,388,063
	Housing/Single Family – 0.9% (0.6% of Total Investments)
1,000	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/20 at 100.00	AA	993,340
	2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)
	Tax Obligation/General – 55.7% (37.2% of Total Investments)
1,475	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	11/13 at 100.00	Aa2	1,556,228
	Series 2003, 5.000%, 5/01/21
2,500	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General	11/11 at 100.00	Aa2	2,533,250
	Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/21
1,000	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	1,027,900
	Series 2008, 5.000%, 5/01/38
100	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA+	100,990
	5.000%, 5/01/37 – AGM Insured
2,250	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/15 at 100.00	Aa2	2,313,068
	Bonds, Series 2005, 5.000%, 5/01/26 – NPFG Insured
1,501	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	Aa2	1,467,002
	Bonds, Tender Option Bond Trust 2008-1096, 7.853%, 5/01/32 – NPFG Insured (IF)
1,050	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building	5/21 at 100.00	AA–	1,074,528
	& Site, Series 2011B, 5.500%, 5/01/36
	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A:
1,815	6.000%, 5/01/20 – FGIC Insured	No Opt. Call	Aa2	2,036,013
750	6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	837,383
2,500	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B,	5/13 at 100.00	Aa2	2,504,200
	5.000%, 5/01/23 – FGIC Insured
	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building
	Authority Stadium Bonds, Series 1997:
770	5.500%, 2/01/17 – FGIC Insured	8/11 at 100.00	A–	771,409
6,990	5.250%, 2/01/27 – FGIC Insured	8/11 at 100.00	A–	6,992,516
860	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%,	9/17 at 100.00	AA	914,326
	9/01/24 – NPFG Insured
1,500	Hartland Consolidated School District, Livingston County, Michigan, General Obligation	11/11 at 100.00	Aa2	1,504,800
	Refunding Bonds, Series 2001, 5.125%, 5/01/29
1,650	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa2	1,678,595
	5.125%, 5/01/32 – NPFG Insured
2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	Aa2	2,118,740
	5.000%, 5/01/22
1,250	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 -	5/16 at 100.00	AA+	1,296,888
	AGM Insured
500	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004,	5/14 at 100.00	Aa2	536,970
	5.000%, 5/01/22
1,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	Aa2	1,049,430
	5.000%, 5/01/21 – NPFG Insured
865	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AA+	872,231
	2007, 5.000%, 5/01/37 – AGM Insured
425	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	433,815
	5.000%, 5/01/30 – SYNCORA GTY Insured
1,000	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AA+	1,017,970
	Series 2005, 5.000%, 6/01/18 – AGM Insured
800	Michigan, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa2	875,320
2,450	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aaa	2,481,801
	Series 2007, 5.000%, 5/01/36 – AGM Insured
3,500	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%,	8/17 at 100.00	Aaa	3,611,195
	8/01/30 – NPFG Insured (UB)
1,100	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation	5/14 at 100.00	AA+	1,125,454
	Bonds, Series 2004, 5.000%, 5/01/25 – AGM Insured
805	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	AA+	731,721
	Bond Trust 2836, 11.026%, 5/01/15 – AGM Insured (IF)
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AA+	1,013,790
	5/01/27 – AGM Insured
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AA+	1,016,030
	5/01/33 – AGM Insured
125	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AA+	131,098
	2009, 5.125%, 12/01/33 – AGC Insured
1,100	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa2	1,115,411
	2007, 5.000%, 5/01/32 – NPFG Insured
1,500	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AA+	1,521,390
	5/01/34 – AGM Insured
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building
	and Site, Series 2008:
800	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	AA+	814,240
1,350	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	AA+	1,362,123
2,830	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	5/13 at 100.00	AA	2,925,145
	Refunding Bonds, Series 2003, 5.250%, 5/01/20
1,705	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A,	12/19 at 100.00	A–	1,757,736
	6.750%, 11/01/39
	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit
	Metropolitan Wayne County Airport, Series 2001A:
1,500	5.500%, 12/01/18 – NPFG Insured	12/11 at 101.00	A–	1,525,440
4,435	5.000%, 12/01/30 – NPFG Insured	12/11 at 101.00	A–	4,079,712
59,751	Total Tax Obligation/General			60,725,858
	Tax Obligation/Limited – 20.8% (13.9% of Total Investments)
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
2,420	5.500%, 10/15/19	10/11 at 100.00	Aa3	2,450,419
6,205	5.000%, 10/15/24	10/11 at 100.00	Aa3	6,272,262
1,600	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	1,612,704
	10/15/30 – AMBAC Insured
2,880	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 5.000%, 10/15/36 –	10/16 at 100.00	Aa3	2,813,040
	FGIC Insured
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,000	5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	Aa3	5,093,000
2,480	5.000%, 10/15/23 – NPFG Insured	10/13 at 100.00	Aa3	2,520,523
1,500	Michigan, Comprehensive Transportation Revenue Refunding Bonds, Series 2001A, 5.000%,	11/11 at 100.00	AA+	1,525,650
	11/01/19 – AGM Insured
450	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan	10/19 at 100.00	BBB	394,538
	Notes,Series 2009A-1, 5.000%, 10/01/39
22,535	Total Tax Obligation/Limited			22,682,136
	Transportation – 0.2% (0.1% of Total Investments)
230	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series	1/17 at 100.00	AAA	233,064
	2007, 5.000%, 1/01/32
	U.S. Guaranteed – 12.0% (8.1% of Total Investments) (4)
915	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A (4)	1,061,675
	7/01/30 (Pre-refunded 7/01/15) – NPFG Insured
1,135	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%,	7/11 at 100.00	A+ (4)	1,139,404
	7/01/33 (Pre-refunded 7/01/11) – FGIC Insured
500	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004,	5/14 at 100.00	Aa2 (4)	562,815
	5.000%, 5/01/22 (Pre-refunded 5/01/14)
150	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.500%,	10/11 at 100.00	A+ (4)	152,882
	10/15/19 (Pre-refunded 10/15/11)
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	1,634,460
	System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)
500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated	11/11 at 101.00	A+ (4)	517,105
	Group, Series 2001, 5.625%, 11/15/31 (Pre-refunded 11/15/11)
1,305	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s	8/11 at 100.00	N/R (4)	1,377,519
	Hospital, Series 1992A, 6.000%, 5/15/13 – AMBAC Insured (ETM)
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
425	5.000%, 5/15/25 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	489,966
150	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	172,929
	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A:
1,000	5.250%, 5/01/20 (Pre-refunded 5/01/13)	5/13 at 100.00	Aa2 (4)	1,090,530
2,000	5.250%, 5/01/21 (Pre-refunded 5/01/13)	5/13 at 100.00	Aa2 (4)	2,181,060
1,000	Otsego Public Schools District, Allegan and Kalamazoo Counties, Michigan, General Obligation	5/14 at 100.00	AA+ (4)	1,125,630
	Bonds, Series 2004, 5.000%, 5/01/25 (Pre-refunded 5/01/14) – AGM Insured
1,425	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	5/14 at 100.00	AA– (4)	1,614,297
	Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured
12,005	Total U.S. Guaranteed			13,120,272
	Utilities – 15.6% (10.5% of Total Investments)
100	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	6/20 at 100.00	Baa3	95,610
	New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
125	5.000%, 7/01/28	7/18 at 100.00	AA–	129,325
2,500	5.000%, 7/01/32	7/18 at 100.00	AA–	2,540,875
700	Lansing Board of Water and Light, Michigan, Utility System Rvenue Bonds, Tender Option Bond	7/21 at 100.00	AA–	693,812
	Trust 4700 A, 18.111%, 7/01/37 (WI/DD, Settling 6/16/11) (IF)
1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	A2	1,004,430
	5.250%, 1/01/27 – AMBAC Insured
605	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000,	No Opt. Call	A3	624,348
	6.000%, 5/01/12
1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A	1,000,650
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – NPFG Insured (Alternative
	Minimum Tax)
5,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A	5,005,550
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29
3,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit	No Opt. Call	BBB+	3,022,770
	Edison Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) – AMBAC Insured
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	BBB+	2,927,520
	Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)
17,030	Total Utilities			17,044,890
	Water and Sewer – 17.9% (12.0% of Total Investments)
3,500	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AA+	3,255,315
	5.000%, 7/01/34 – AGM Insured
1,085	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	1,073,119
	7/01/30 – NPFG Insured
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A	1,508,820
	7/01/29 – FGIC Insured
1,120	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA+	1,167,880
	7/01/17 – AGM Insured
1,330	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	1,359,233
	NPFG Insured
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008:
400	5.000%, 1/01/27	No Opt. Call	AA+	419,516
450	5.000%, 1/01/38	1/18 at 100.00	AA+	455,900
425	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AA+	437,499
	AGC Insured
1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	1,093,710
	5.000%, 10/01/24
8,245	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Series 2006, 5.000%, 11/01/31 –	11/16 at 100.00	Aa3	8,431,007
	NPFG Insured
350	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 –	7/18 at 100.00	A	364,460
	NPFG Insured
19,405	Total Water and Sewer			19,566,459
$ 161,396	Total Investments (cost $160,728,334) – 149.5%			163,055,909
	Floating Rate Obligations – (2.1)%			(2,330,000)
	Other Assets Less Liabilities – 1.8%			2,041,273
	Auction Rate Preferred Shares, at Liquidation Value – (49.2)% (5)			(53,700,000)
	Net Assets Applicable to Common Shares – 100%			$ 109,067,182

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$163,055,909	$ —	$163,055,909

During the period ended May 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2011, the cost of investments was $158,551,157.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2011, were as follows:

Gross unrealized:
Appreciation	$3,824,920
Depreciation	(1,650,248)
Net unrealized appreciation (depreciation) of investments	$2,174,672

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.9%
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Michigan Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         July 29, 2011